Litigation (Tables)	12 Months Ended
Dec. 31, 2018
Litigation
Schedule of changes in provision for litigations

	Tax litigation	Civil litigation	Labor litigation	Environmental litigation	Total of litigation provision
Balance at December 31, 2016	214	84	534	7	839
Additions and reversals, net	22	17	126	4	169
Payments	(117)	(3)	(105)	—	(225)
Indexation and interest	10	35	37	(1)	81
Translation adjustment	(10)	(2)	(10)	—	(22)
Merger of Valepar (note 30) (i)	631	—	—	—	631
Balance at December 31, 2017	750	131	582	10	1,473
Additions and reversals, net	17	65	106	(3)	185
Payments	(5)	(23)	(116)	(2)	(146)
Additions - discontinued operations	21	1	16	—	38
Indexation and interest	23	17	(7)	(1)	32
Translation adjustment	(114)	(25)	(85)	(1)	(225)
Balance at December 31, 2018	692	166	496	3	1,357

(i)    refers to litigations of PIS/COFINS of interest on capital.

Schedule of contingent liabilities

	December 31, 2018	December 31, 2017
Tax litigation	8,641	8,840
Civil litigation	1,957	1,623
Labor litigation	1,475	1,952
Environmental litigation	1,051	2,190
Total	13,124	14,605

Schedule of judicial deposits

	December 31, 2018	December 31, 2017
Tax litigation	1,069	1,201
Civil litigation	60	60
Labor litigation	555	712
Environmental litigation	32	13
Total	1,716	1,986